Shareholders' Equity (Schedule Of Activity In Our Various Shareholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders Equity [Line Items]
BALANCE, value				$ 5,507.1					$ 5,507.1
Net income	132.9	130.5	126.3	189.8	208.7	149.7	200.3	220.7	579.5	779.4	1,150.8
Cash dividends paid									(153.7)	(14.2)	(14.3)
Tax benefit from share-based compensation									6.3	7.0	4.7
Treasury shares, at cost, 7.1 million shares and 7.5 million shares	(8.8)				(2.9)				(8.8)	(2.9)
Net other comprehensive (loss) income									5.9	22.2	(12.8)
BALANCE, value	5,965.0				5,507.1				5,965.0	5,507.1
Shares [Member]
Shareholders Equity [Line Items]
BALANCE, shares				150.1				181.9	150.1	181.9	180.3
Net income
Cash dividends paid
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net										0.9	1.6
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares
Retirement of treasury shares										(40.2)
Share-based compensation cost
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication										(142.6)
Issuance of ordinary shares pursuant to the redomestication										150.1
BALANCE, shares	150.1				150.1				150.1	150.1	181.9
Par Value [Member]
Shareholders Equity [Line Items]
BALANCE, value				15.1				18.2	15.1	18.2	18.0
Net income
Cash dividends paid
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net										0.1	0.2
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares
Retirement of treasury shares										(4.0)
Share-based compensation cost
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication										(14.3)
Issuance of ordinary shares pursuant to the redomestication										15.1
BALANCE, value	15.1				15.1				15.1	15.1	18.2
Additional Paid-In Capital [Member]
Shareholders Equity [Line Items]
BALANCE, value				602.6				1,761.2	602.6	1,761.2	1,700.5
Net income
Cash dividends paid
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net									1.4	9.5	27.1
Tax benefit from share-based compensation											5.3
Tax deficiency from share-based compensation									(2.2)	(2.4)
Repurchase of shares
Retirement of treasury shares										(1,200.0)
Share-based compensation cost									35.3	34.3	28.3
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication
Issuance of ordinary shares pursuant to the redomestication
BALANCE, value	637.1				602.6				637.1	602.6	1,761.2
Treasury Shares [Member]
Shareholders Equity [Line Items]
BALANCE, value				(2.9)				(1,199.5)	(2.9)	(1,199.5)	(939.8)
Net income
Cash dividends paid
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net									0.1
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares									(6.0)	(6.5)	(259.7)
Retirement of treasury shares										1,203.9
Share-based compensation cost
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication
Issuance of ordinary shares pursuant to the redomestication										(0.8)
BALANCE, value	(8.8)				(2.9)				(8.8)	(2.9)	(1,199.5)
Retained Earnings [Member]
Shareholders Equity [Line Items]
BALANCE, value				4,879.2				4,114.0	4,879.2	4,114.0	2,977.5
Net income									579.5	779.4	1,150.8
Cash dividends paid									(153.7)	(14.2)	(14.3)
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares
Retirement of treasury shares
Share-based compensation cost
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication
Issuance of ordinary shares pursuant to the redomestication
BALANCE, value	5,305.0				4,879.2				5,305.0	4,879.2	4,114.0
Accumulated Other Comprehensive Income (Loss) [Member]
Shareholders Equity [Line Items]
BALANCE, value				5.2				(17.0)	5.2	(17.0)	(4.2)
Net income
Cash dividends paid
Distributions to noncontrolling interests
Shares issued under share-based compensation plans, net
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares
Retirement of treasury shares
Share-based compensation cost
Net other comprehensive (loss) income									5.9	22.2	(12.8)
Cancellation of shares of common stock during redomestication
Issuance of ordinary shares pursuant to the redomestication
BALANCE, value	11.1				5.2				11.1	5.2	(17.0)
Noncontrolling Interest [Member]
Shareholders Equity [Line Items]
BALANCE, value				7.9				6.7	7.9	6.7	4.6
Net income									6.4	5.1	5.9
Cash dividends paid
Distributions to noncontrolling interests									(8.8)	(3.9)	(3.8)
Shares issued under share-based compensation plans, net
Tax benefit from share-based compensation
Tax deficiency from share-based compensation
Repurchase of shares
Retirement of treasury shares
Share-based compensation cost
Net other comprehensive (loss) income
Cancellation of shares of common stock during redomestication
Issuance of ordinary shares pursuant to the redomestication
BALANCE, value	$ 5.5				$ 7.9				$ 5.5	$ 7.9	$ 6.7